Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Share Based Payments [Abstract]
Schedule of Activities in RSUs and RSAs Outstanding and Related Information

Activity in the RSUs and RSAs outstanding and related information is as follows:

	RSU		RSA
	Number of RSUs	Weighted average grant date fair value	Number of RSAs	Weighted average grant date fair value
		US$		US$
Outstanding at January 1, 2016	627,480	32.78	79,360	23.90
Granted	176,080	41.85	—	—
Forfeited	(140,000)	30.38	—	—
Released	(162,080)	32.53	(79,360)	23.90
Outstanding at December 31, 2016	501,480	36.73	—	—
Granted	80,920	59.63	61,880	90.65
Forfeited	(85,903)	37.43	—	—
Released	(300,560)	38.95	—	—
Outstanding at December 31, 2017	195,937	42.46	61,880	90.65
Granted	14,383	168.24	—	—
Forfeited	(15,991)	34.93	—	—
Released	(93,946)	40.12	—	—
Outstanding at December 31, 2018	100,383	63.87	61,880	90.65

Schedule of Activity in Share Options Outstanding and Related Information

Activity in the share options outstanding and related information is as follows:

	ESOP
	Number of options	Weighted average exercise price
		US$
Outstanding at January 1, 2016	9,192,120	22.80
Granted	6,020,360	41.90
Forfeited	(512,560)	36.03
Exercised	(3,661,480)	10.15
Expired	(61,960)	20.93
Outstanding at December 31, 2016	10,976,480	36.88
Granted	5,819,520	64.11
Forfeited	(659,000)	46.34
Exercised	(1,422,520)	22.23
Expired	(67,760)	28.49
Outstanding at December 31, 2017	14,646,720	48.73
Granted	3,578,000	142.20
Forfeited	(1,220,508)	62.82
Exercised	(4,736,555)	40.97
Expired	(24,131)	54.98
Outstanding at December 31, 2018	12,243,526	77.63
Exercisable at December 31, 2016	3,765,000	29.98
Exercisable at December 31, 2017	5,822,400	39.62
Exercisable at December 31, 2018	5,162,876	58.25

Summary of Share Options Outstanding

The share options outstanding December 31, 2018, 2017, and 2016 are comprised of the following:

			2018		2017		2016
Range of exercise prices (US$)			Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
1.65	to	45.00	4,753,052	1.8	9,039,248	2.7	10,917,960	3.5
45.01	to	90.00	3,337,414	3.2	4,736,432	4.2	58,520	3.2
90.01	to	135.00	2,695,890	3.9	871,040	4.2	—	—
135.01	to	180.00	749,360	4.3	—	—	—	—
180.01	to	189.52	707,810	4.2	—	—	—	—
			12,243,526	2.9	14,646,720	3.3	10,976,480	3.4

Summary of Black-Scholes Option-Pricing Models

The following table lists the inputs to the Black-Scholes option-pricing models used for employee share-based payments for the years ended December 31, 2018, 2017, and 2016:

	2018	2017	2016
Expected volatility (%)	32.0 – 34.7	32.0 – 43.5	37.9 – 45.8
Risk-free interest rate (%)	2.4 – 2.9	1.4 – 2.0	0.8 – 1.8
Expected life of share options (years)	2.4 – 4.4	2.4 – 4.4	2.5 – 5.0
Weighted-average share price (US$)	123.13 – 189.52	50.70 – 90.65	41.20 – 44.40

Summary of Impact of Changes on Stock Options Expense for Options Granted	The following table shows the impact of these changes on stock option expense for the options granted in 2018:

2018
(in € millions)
Actual stock option expense	46
Stock option expense increase (decrease) under the following assumption changes
Volatility decreased by 10%	(11)
Volatility increase by 10%	11
Expected life decrease by 1 year	(7)
Expected life increase by 1 year	6

Summary of Expense Recognized in Consolidated Statement of Operations for Employee Share Based Payments	The expense recognized in the consolidated statement of operations for employee share-based payments is as follows:
	2018	2017	2016
	(in € millions)
Cost of revenue	3	2	1
Research and development	40	21	16
Sales and marketing	19	15	10
General and administrative	26	27	26
	88	65	53